Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	true
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Registrant Name	Acorn International, Inc.
Entity Central Index Key	0001365742
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	ATV
Entity Common Stock, Shares Outstanding	75,406,875
Amendment Description	We filed our Annual Report on Form 20-F for the year ended December 31, 2016 (our “Annual Report”) with the Commission on May 15, 2017. On July 11, 2017 we amended our Annual Report (“Amendment No. 1”) solely to reflect that the financial statements for the years ended 2014 and 2015 (our “2014 and 2015 Financial Statements”) appearing in that amended report were unaudited and to remove the audit report of Deloitte Touche Tomatshu Certified Public Accountants LLP (“Deloitte”) dated May 16, 2016. The reason for Amendment No. 1 was that, although our 2014 and 2015 Financial Statements were audited by Deloitte as of the date of their audit report, as of the time of Amendment No. 1’s filing, Deloitte had not yet conducted certain subsequent events procedures or granted permission to reprint our 2014 and 2015 Financial Statements and its audit report in our Annual Report and, until that work was completed, the staff of the Commission viewed those financial statements as unaudited. We are now filing a further amendment to our Annual Report (“Amendment No. 2”) to reflect that Deloitte has completed the relevant subsequent events procedures and granted permission to reprint our 2014 and 2015 Financial Statements and its audit report in our Annual Report and, accordingly, our 2014 and 2015 Financial Statements are considered by the staff of the Commission as audited. There have been no material changes to our 2014 and 2015 Financial Statements between their original publication and their inclusion in this Amendment No. 2.